Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jul. 01, 2024 CNY (¥)	Mar. 31, 2022 CNY (¥)	Oct. 31, 2020 shares
Schedule of Investments [Line Items]
Percentage owned				4.87%
Available-for-sale debt securities								¥ 7,755		¥ 46,782
Unrealized securities holding gains/(loss), net of tax								(17,423)	$ (2,401)	3,496	¥ (884)
Foreign currency translation adjustments in other comprehensive income								526	72	3,675	14,264
Gain/(Loss) from investments, net								(38,050)	$ (5,243)	(953)	18,615
Equity method investments								42,216		35,026
iSNOB Holding Limited
Schedule of Investments [Line Items]
Percentage owned														3.35%
Unrealized securities holding gains/(loss), net of tax								(17,550)		564	922
Foreign currency translation adjustments in other comprehensive income								(321)		801	1,816
iSNOB Holding Limited | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities								26,021		26,021	24,656
Gain/(Loss) from investments, net								(8,150)
iSNOB Holding Limited | Redeemable Convertible Preferred Stock
Schedule of Investments [Line Items]
Convertible and redeemable preferred shares held | shares														4,785,714
Juesekuangxiang
Schedule of Investments [Line Items]
Percentage owned					10.00%	10.00%
Available-for-sale debt securities								0		6,875
Payments to Acquire Debt Securities, Available-for-Sale					¥ 6,875	$ 1,000
Juesekuangxiang | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities								6,875
Gain/(Loss) from investments, net								(6,875)
Jimi
Schedule of Investments [Line Items]
Available-for-sale debt securities								5,459		5,459
Payments to Acquire Debt Securities, Available-for-Sale				¥ 5,459
Poppy Mobile Inc.
Schedule of Investments [Line Items]
Percentage owned	10.00%	10.00%
Foreign currency translation adjustments in other comprehensive income											946
Payments to Acquire Debt Securities, Available-for-Sale	¥ 16,215	$ 2,500
Poppy Mobile Inc. | Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Available-for-sale debt securities													¥ 15,871
Gain/(Loss) from investments, net											(16,817)
Jiangxi Chengqianqihou
Schedule of Investments [Line Items]
Percentage owned							7.50%
Available-for-sale debt securities								¥ 0		¥ 5,000
Payments to Acquire Debt Securities, Available-for-Sale							¥ 5,000
Hangzhou Chengqianqihou
Schedule of Investments [Line Items]
Percentage owned												17.50%
Gain/(Loss) from investments, net			¥ (1,250)
Payments to Acquire Debt Securities, Available-for-Sale			10,000
Equity method investments												¥ 8,750
Jiangxi Chengqianqihou to Hangzhou Chengqianqihou
Schedule of Investments [Line Items]
Payments to Acquire Debt Securities, Available-for-Sale			¥ 5,000
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investment ownership percentage								14.80%		14.80%
Income Loss From Share								¥ (2,634)		¥ (2,358)	¥ 2,189
The value of ownership under the equity method investments								27,328		28,464
Equity method investments								¥ 25,417		¥ 29,387
Investment in Hangzhou Chengqianqihou [Member]
Schedule of Investments [Line Items]
Equity method investment ownership percentage								17.50%